Commitments and contingencies (Details) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of other provisions [line items]
Capital commitments		$ 7,487,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period (years)		15 years
Royalty payments		$ 0	$ 0
Royalty obligation, percentage		2.00%
Maximum royalty expense		$ 4,613,000		$ 5,351
Royalty expense		0
Royalty payments		$ 0	$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage		2.00%
Maximum royalty expense		$ 1,896,000		$ 2,200
Royalty expense		$ 0
Weichai Ballard JV
Disclosure of other provisions [line items]
Cash contribution term (years)	4 years	2 years